CORPORATE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
CORPORATE INCOME TAX
Summary of major components of tax expense

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense/(income)	111,427	56,926	(850)	(33,836)
Deferred income tax expense/(income)	(34,502)	(86,621)	358,139	14,256,558
Income tax expense/(income) reported in the consolidated statement of operations	76,925	(29,695)	357,289	14,222,722

Summary of reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense

	For the year ended December 31,				Effective tax rate
	2023	2024	2025	2025	2025
	VND million	VND million	VND million	USD
Loss before tax expense	(60,173,423)	(77,384,644)	(99,225,559)	(3,949,904,821)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(12,034,685)	(15,476,929)	(19,845,112)	(789,980,972)	20%
Effect of preferential tax rates	5,189,245	9,534,979	15,750,139	626,971,020	(15.9)%
Foreign tax rates differential	(341,129)	(376,196)	(1,221,728)	(48,633,733)	1.2%
Deemed contribution from owners through cash donation to the Company (i)	1,974,626	2,035,221	2,300,017	91,557,541	(2.3)%
Deemed contribution from owner through free electric charging offered to VinFast’s customers (i)	—	590,075	—	—	0.0%
Others	492,047	542,007	1,074,556	42,775,208	(1.1)%
Change in valuation allowance	4,796,821	3,121,148	2,299,417	91,533,657	(2.3)%
Estimated income tax expense	76,925	(29,695)	357,289	14,222,722	(0.4)%
(i)	These amounts are treated as taxable income under Vietnam tax regulations.

Summary of total cash paid for income taxes, net of refunds

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows (in millions):

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Cash paid for income taxes
Vietnam	—	11,636	55,180	2,196,569
Singapore	—	182	(12)	(478)
United States	99,791	—	—	—
Total cash paid for income taxes, net of refunds	99,791	11,818	55,168	2,196,091

Summary of deferred tax assets and deferred tax liabilities

	For the year ended December 31,
	2024	2025	2025
	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	8,936,844	10,053,701	400,211,019
Deferred tax assets from lease back transaction	3,625,123	4,697,738	187,004,419
Assurance type warranty	320,209	2,410,329	95,948,768
Long-term intellectual property license	—	2,228,752	88,720,672
Impairment of long-lived assets	539,442	1,859,284	74,013,136
Written-off R&D expenses	3,252,649	926,667	36,888,141
Excess of deductible capped interest expense carried forward	1,886,951	897,329	35,720,274
Defer revenue for service type warranty	260,364	672,449	26,768,401
Start-up costs	739,605	681,501	27,128,737
Lease liabilities	721,285	306,256	12,191,234
Provision for net realizable value of inventory	463,188	84,739	3,373,234
Others	913,798	1,151,765	45,848,692
Total deferred tax assets	21,659,458	25,970,510	1,033,816,727
Less valuation allowance	(19,115,404)	(23,856,767)	(949,674,257)
Total deferred tax assets, net amount	2,544,054	2,113,743	84,142,470

Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,437,689)	(2,892,467)	(115,141,396)
Right-of-use assets	(721,285)	(306,256)	(12,191,234)
Others	(323,723)	(211,803)	(8,431,312)
Total deferred tax liabilities	(3,482,697)	(3,410,526)	(135,763,943)
Net deferred tax liabilities	(938,643)	(1,296,783)	(51,621,472)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	—	—	—
Deferred tax liabilities	(938,643)	(1,296,783)	(51,621,472)
Deferred tax liabilities, net	(938,643)	(1,296,783)	(51,621,472)

Summary of movement of valuation allowance

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Balance at beginning of the year	7,911,734	12,513,175	19,115,404	760,933,243
Net change in valuation allowance	4,601,441	6,602,229	4,741,363	188,741,013
Balance at end of the year	12,513,175	19,115,404	23,856,767	949,674,257